Related party transactions	6 Months Ended
Jun. 30, 2026
Disclosure of transactions between related parties [abstract]
Related party transactions
20. Related party transactions
Related Party relationships with shareholders with significant influence
Keith Liddell, Chris von Christierson, and Peter Smedvig are the founding shareholders of Lifezone.
The Liddell family holdings are in aggregate approximately 26% of all outstanding Lifezone Metals shares as of June 30, 2026, making Keith Liddell and members of his immediate family related parties with significant influence over the affairs of Lifezone. Keith Liddell is a director of three (3) group companies and is the Chair of Lifezone Metals. Mr. Liddell is also retained as a consultant to provide metallurgical engineering services to Lifezone in matters related to metals recovery and the design, engineering, commissioning, and operation of Lifezone’s metals and minerals projects. Keith Liddell is the father of Simon Liddell who is employed by Lifezone Asia-Pacific Pty Ltd. Keith Liddell holds his shares jointly with his wife, Shelagh Jane Liddell, who has never had any commercial agreement with Lifezone.
The holdings in trusts where family members of Chris von Christierson are beneficiaries are classified as true trust holdings managed by professional trustees, making Chris von Christierson and close family members non-related parties.
Lifezone has no commercial relationships with Peter Smedvig beyond his shareholding in Lifezone and no compensation or transfer of resources took place during the reporting period with Peter Smedvig and known family members.
Directors’ fees
Lifezone Metals has a director service contract with Keith Liddell, as a director of Lifezone Metals. For the six months ended June 30, 2026, Keith Liddell was paid $55,000 (six months ended June 30, 2025: $46,750).

Remuneration of key management personnel

	Six Months Ended June 30,
	2026	2025
	$	$
Salary, wages and consultancy fees [1]	1,977,108	1,576,058
Bonuses [1]	308,314	-
Post-employment benefits (pensions)	95,294	38,874
Remuneration of key management personnel	2,380,716	1,614,932
[1] The amounts disclosed include expenses incurred during the reporting period in connection with the employment of and consulting agreements entered into with key management personnel.
Share-based payments to key management personnel

	Six Months Ended June 30,
	2026	2025
	$	$
Share-based payment - share options	926,917	-
Share-based payment - restricted stock units	1,324,125	-
Total	2,251,042	-
Share-based payment compensation represents the expenses recognized during the period in respect of equity-settled share-based payment awards granted to key management personnel, measured at fair value at the grant date and recognized over the applicable vesting periods in accordance with IFRS 2. Further details of the share-based payment arrangements, including the terms and conditions of the awards, are disclosed in Note 23. The amounts disclosed in the above table are the expenses recognized during the reporting period for the key management personnel listed below.

Name	Position
Keith Liddell	Chairman
Chris Showalter	Chief Executive Officer
Ingo Hofmaier	Chief Financial Officer
Dr. Michael Adams	Chief Technology Officer
Gerick Mouton	Chief Operating Officer
Benedict Busunzu	TNCL Chief Executive Officer
Spencer Davis	Chief Legal Officer
Anthony von Christierson	Senior Vice President: Commercial and Business Development
Evan Young	Former Senior Vice President: Investor Relations and Capital Markets (resigned January 23, 2026)
Transactions with family members of Key Management Personnel
Simon Liddell (the son of Keith Liddell) is an employee of Lifezone Asia-Pacific Pty Ltd. He is Vice President Mining and has extensive underground mining experience, having joined from Gold Fields in Australia in 2022.

Lifezone has a commercial agreement with Airvolution Co., an entity controlled by Dr. Michael Adams, with effect from July 1, 2022. Jonathan Adams (the son of Dr. Michael Adams) is a Senior Metallurgist at Lifezone.
Lifezone has a commercial agreement with Keith Liddell. Details of transactions of the above can be found in the following sections.
Transactions with related party entities providing consultancy to Lifezone:

			Six Months Ended June 30,
Consultant fees			2026	2025
Engagement Party	Related Person	Engagement with	$	$	Commenced	Ended
Airvolution Co. Limited	Dr. Michael Adams	LZSL	299,831	225,002	July 1, 2022
Keith Liddell	Keith Liddell	LZL	-	241,470	July 7, 2023	October 31, 2025
Keith Liddell	Keith Liddell	LZSL	358,656	-	November 1, 2025
NewVision Metals PTE. Limited	Gerick Mouton	LZSL	271,748	202,230	June 2, 2022
Total			930,235	668,702

Fair value of stock options granted
Engagement Party	Related Person	Engagement with	2026	2025	commenced	ended
Dr Michael Adams	Dr Michael Adams	LZSL	393,479	-	July 1, 2022
Gerick Mouton	Gerick Mouton	LZSL	353,659	-	June 2, 2022
			747,138	-

Total compensation			1,677,373	668,702

Total remuneration	Six Months Ended June 30,
	2026	2025
	$	$
Simon Liddell	175,853	122,322
Jonathan Adams	89,109	64,991
Total	264,962	187,313

Fair value of stock options granted
Simon Liddell	98,440	-
Jonathan Adams	15,104	-
Total	113,544	-

Related party payable

	June 30, 2026	December 31, 2025
	$	$
Related party payables	149,429	88,742
Total related party payables	149,429	88,742
Related party payables relate to services invoiced by Keith Liddell, Airvolution Co. Limited and NewVision Metals PTE Limited to Lifezone that remained outstanding as at the reporting date.